Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

3.   Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and impairment, and other financial items (gain (loss) on debt extinguishment, gain (loss) on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs, interest income from advances to joint ventures and interest expense related to the outstanding balance on the $85 million revolving credit facility and the $385 million facility are included in “Other.”

For the years ended December 31, 2021, 2020 and 2019, Majority held FSRUs includes the financing lease related to the PGN FSRU Lampung and the operating leases related to the Höegh Gallant and the Höegh Grace.

For the years ended December 31, 2021, 2020 and 2019, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the consolidated financial statements, except that i) Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated financial statements and ii) internal interest income and interest expense between the Partnership’s subsidiaries that eliminate in consolidation are not included in the segment columns for the other financial income (expense), net line. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$141,260	42,531	—	183,791	(42,531)	(1)	$141,260
Total revenues	141,260	42,531	—	183,791			141,260
Operating expenses	(33,718)	(8,214)	(7,537)	(49,469)	8,214	(1)	(41,255)
Equity in earnings (losses) of joint ventures	—	—	—	—	25,836	(1)	25,836
Segment EBITDA	107,542	34,317	(7,537)	134,322
Depreciation and amortization	(20,418)	(9,958)	—	(30,376)	9,958	(1)	(20,418)
Operating income (loss)	87,124	24,359	(7,537)	103,946			105,423
Gain (loss) on derivative instruments	—	12,048	—	12,048	(12,048)	(1)	—
Other financial income (expense), net	(12,957)	(10,571)	(16,181)	(39,709)	10,571	(1)	(29,138)
Income (loss) before tax	74,167	25,836	(23,718)	76,285			76,285
Income tax expense	(16,290)	—	—	(16,290)	—		(16,290)
Net income (loss)	$57,877	25,836	(23,718)	59,995	—		$59,995
Preferred unitholders’ interest in net income	—	—	—	—	15,508	(2)	15,508
Limited partners’ interest in net income (loss)	$57,877	25,836	(23,718)	59,995	(15,508)	(2)	$44,487
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$602,289	232,308	—	834,597	(232,308)	(1)	$602,289
Net investment in financing lease	269,288	—	—	269,288	—		269,288
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,511	7,511	—		7,511
Total assets	975,286	266,336	28,722	1,270,344	(266,336)	(1)	1,004,008
Accumulated earnings of joint ventures	—	—	50	50	35,658	(1)	35,708
Expenditures for vessels & equipment	—	—	—	—	—	(2)	—
Expenditures for drydocking	3,062	6	—	3,068	(6)	(2)	3,062
Principal repayment financing lease	4,969	—	—	4,969	—		4,969
Amortization of above market contract	$2,755	—	—	2,755	—		$2,755
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$143,095	43,572	—	186,667	(43,572)	(1)	$143,095
Total revenues	143,095	43,572	—	186,667			143,095
Operating expenses	(27,462)	(9,452)	(6,350)	(43,264)	9,452	(1)	(33,812)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,420	(1)	6,420
Segment EBITDA	115,633	34,120	(6,350)	143,403
Depreciation and amortization	(20,937)	(9,965)	—	(30,902)	9,965	(1)	(20,937)
Operating income (loss)	94,696	24,155	(6,350)	112,501			94,766
Gain (loss) on derivative instruments	—	(6,073)	—	(6,073)	6,073	(1)	—
Other financial income (expense), net	(9,072)	(11,662)	(16,985)	(37,719)	11,662	(1)	(26,057)
Income (loss) before tax	85,624	6,420	(23,335)	68,709			68,709
Income tax expense	(5,564)	—	—	(5,564)	—		(5,564)
Net income (loss)	$80,060	6,420	(23,335)	63,145	—		$63,145
Preferred unitholders’ interest in net income	—	—	—	—	14,802	(2)	14,802
Limited partners’ interest in net income (loss)	$80,060	6,420	(23,335)	63,145	(14,802)	(2)	$48,343
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$619,620	242,226	—	861,846	(242,226)	(1)	$619,620
Net investment in financing lease	274,257	—	—	274,257	—		274,257
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,153	4,153	—		4,153
Total assets	969,278	267,003	12,532	1,248,813	(267,003)	(1)	981,810
Accumulated earnings of joint ventures	—	—	50	50	9,640	(1)	9,690
Expenditures for vessels & equipment	8	75	—	83	(75)	(2)	8
Expenditures for drydocking	—	2	—	2	(2)	(2)	—
Principal repayment financing lease	4,551	—	—	4,551	—		4,551
Amortization of above market contract	$3,052	—	—	3,052	—		$3,052
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$145,321	42,433	—	187,754	(42,433)	(1)	$145,321
Other revenue	115	—	—	115	—	(1)	115
Total revenues	145,436	42,433	—	187,869			145,436
Operating expenses (2)	(34,266)	(9,044)	(6,465)	(49,775)	9,044	(1)	(40,731)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,078	(1)	6,078
Segment EBITDA	111,170	33,389	(6,465)	138,094
Depreciation and amortization	(21,477)	(10,030)	—	(31,507)	10,030	(1)	(21,477)
Operating income (loss)	89,693	23,359	(6,465)	106,587			89,306
Gain (loss) on debt extinguishment	1,030	—	—	1,030	—	(1)	1,030
Gain (loss) on derivative instruments	—	(5,209)	—	(5,209)	5,209		—
Other financial income (expense), net	(12,511)	(12,072)	(17,809)	(42,392)	12,072	(1)	(30,320)
Income (loss) before tax	78,212	6,078	(24,274)	60,016			60,016
Income tax benefit (expense)	(7,278)	—	3	(7,275)	—		(7,275)
Net income (loss)	$70,934	6,078	(24,271)	52,741	—		$52,741
Preferred unitholders’ interest in net income	—	—	—	—	13,850	(3)	13,850
Limited partners’ interest in net income (loss)	$70,934	6,078	(24,271)	52,741	(13,850)	(3)	$38,891
(1)	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
(2)	The Partnership’s Indonesian subsidiary was assessed a property tax and penalties of $3.0 million by the Indonesian authorities for the period from 2015 through 2019. The retroactive assessment was a result of the issuance of a new regulation in 2019, defining FSRUs as subject to the existing Indonesian property tax law. The property tax and penalties were recorded as a component of vessel operating expenses.
(3)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

For the years ended December 31, 2021, 2020 and 2019, the percentage of consolidated total revenues from the following customers accounted for over 10% of the Partnership’s consolidated total revenues:

	Year ended December 31,
(in thousands of U.S. dollars)	2021	2020	2019
PT PGN LNG Indonesia	32%	33%	33%
Höegh LNG	30%	30%	31%
Sociedad Portuaria El Cayao S.A. E.S.P.	38%	37%	36%